Summary of Significant Accounting Policies (Additional Information 1) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 29, 2012	Feb. 08, 2012
Summary Of Significant Accounting Policies [Line Items]
Amortization of the deferred financing costs	$ 496,000	$ 2,673,000
Write Off Unamortized Debt Issue Costs		900,000	2,200,000
Written Off Unamortization Cost Relation To Assets Securitization			1,300,000
Amortization of Deferred Leasing Fees		6,400,000	4,700,000	3,400,000
Deferred income	7,892,000	10,531,000	7,892,000	6,800,000
Amortization of deferred revenue		4,700,000	4,700,000	4,300,000
Company recorded equity-based compensation expense net of repurchased awards and forfeits		4,200,000	2,000,000	400,000
Amount of the straight-line rent receivable on the balance sheets included in rents and other receivables	2,900,000	4,000,000	2,900,000
Deferred Costs, Leasing, Net	11,858,000	17,421,000	11,858,000
Leasing Arrangement [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred Costs, Leasing, Net		3,200,000
Interest Rate Swap [Member] | Cash Flow Hedging [Member]
Summary Of Significant Accounting Policies [Line Items]
Derivative, Notional Amount					150,000,000	150,000,000
Unsecured Revolving Credit Facility [Member]
Summary Of Significant Accounting Policies [Line Items]
Amortization of the deferred financing costs		2,700,000	2,800,000	3,400,000
Repayment of credit facility		$ 75,000,000